Document and Entity Information	0 Months Ended
Nov. 13, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 13, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Nov. 13, 2012
Document Effective Date	Nov. 13, 2012
Prospectus Date	Feb. 01, 2012